Taxation (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	25.00%	25.00%	25.00%	25.00%
Tax saving	¥ 4,501	¥ 4,501	¥ 8,978	¥ 11,980	$ 617
Basic earnings per share | (per share)	¥ 0.01	¥ 0.04	¥ 0.17	¥ 0.13
Diluted earnings per share | (per share)	0	0.04	0.15	0.11
Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Basic earnings per share | (per share)	0	0.01	0.02	0.03
Diluted earnings per share | (per share)	¥ 0	¥ 0.01	¥ 0.02	¥ 0.03
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	16.50%	16.50%
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	25.00%	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	15.00%	15.00%
2021 to 2023 [Member] | PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	15.00%	15.00%
2020 to 2025 [Member] | PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	15.00%	15.00%
Tax Year 2020 [Member] | PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate	50.00%	50.00%